Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment

13. Property, plant and equipment

	Land & building improvements	Installation & machinery	Furniture, fixtures & vehicles	Other tangible assets	Total
	(Euro, in thousands)
Acquisition value
On January 1 , 2015	€8,286	€28,820	€2,594	€321	€40,021
Additions	2,158	2,250	285	1,407	6,100
Sales and disposals	(6,395)	(5,041)	(188)	(11)	(11,635)
Reclassifications		540	3	(543)	—
Translation differences		19	1	(1)	20
On December 31, 2015	4,049	26,588	2,695	1,174	34,506
Additions	296	3,325	210	627	4,458
Sales and disposals		(1,315)	(105)		(1,420)
Reclassifications	67	1,064	167	(1,299)	(1)
Translation differences		70	6	4	81
On December 31, 2016	4,412	29,733	2,973	505	37,624
Additions	324	3,178	246	1,564	5,312
Sales and disposals		(844)	(17)		(861)
Reclassifications		881		(881)	—
Translation differences		112	7	1	120
On December 31, 2017	4,736	33,060	3,209	1,189	42,195

Depreciations and impairment
On January 1 , 2015	7,984	19,790	2,046	110	29,930
Depreciation	164	1,873	272	63	2,372
Sales and disposals	(6,395)	(4,996)	(188)	(7)	(11,587)
Reclassifications		44		(44)	—
Translation differences		8			8
On December 31, 2015	1,753	16,718	2,130	122	20,724
Amortization	272	2,752	243	55	3,322
Sales and disposals		(1,315)	(100)		(1,415)
Reclassifications		67	(93)	26	—
Translation differences		29	5		34
On December 31, 2016	2,025	18,252	2,184	203	22,663
Amortization	316	3,027	234	55	3,633
Sales and disposals		(838)	(17)		(855)
Translation differences	1	53	7		61
On December 31, 2017	2,342	20,495	2,407	258	25,502

Carrying amount
On December 31, 2015	€2,296	€9,870	€565	€1,051	€13,782
On December 31, 2016	€2,387	€11,481	€789	€302	€14,961
On December 31, 2017	€2,394	€12,565	€802	€930	€16,692

The property, plant and equipment increased from €15.0 million as at December 31, 2016 to €16.7 million as at December 31, 2017. This increase was mainly the result of new additions of €5.3 million, partly compensated by a depreciation charge of €3.6 million.

The property, plant and equipment increased from €13.8 million as at December 31, 2015 to €15.0 million as at December 31, 2016. This increase was mainly the result of new additions of €4.5 million, partly compensated by a depreciation charge of €3.3 million.

There are no pledged items of property, plant and equipment. There are also no restrictions in use on any items of property, plant and equipment